ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)							12 Months Ended
	Dec. 31, 2013 Leased hotels hotel	Dec. 31, 2012 Leased hotels hotel	Dec. 31, 2013 Manachised hotels hotel	Dec. 31, 2012 Manachised hotels hotel	Dec. 31, 2013 Franchised hotels hotel	Dec. 31, 2012 Franchised hotels hotel	Dec. 31, 2013 Minimum	Dec. 31, 2013 Minimum Leased hotels	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum Leased hotels
Organization and presentation activities
Lease rent holiday period								2 months		6 months
Fixed escalation in rent (as a percent)								3.00%		5.00%
Period before rent escalations								3 years		5 years
Number of hotels	565	465	835	516	25	54
Term of franchise and management agreement							8 years		10 years